Fair Value and Fair Value Hierarchy of Financial Instruments	12 Months Ended
Dec. 31, 2020
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Fair Value and Fair Value Hierarchy of Financial Instruments
47	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
The carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, were as follows:

	December 31, 2020		December 31, 2019
	Carrying amounts	Fair values	Carrying amounts	Fair values
	RMB million	RMB million	RMB million	RMB million
Financial assets
Equity investments designated at fair value through other comprehensive income	995	995	1,274	1,274
Financial asset at fair value through profit or loss	95	95	121	121
Derivative financial assets	399	399	70	70
Deposits relating to aircraft held under leases included in other non-current assets	143	142	156	148

Total	1,632	1,631	1,621	1,613

Financial liabilities
Derivative financial liabilities	141	141	23	23
Long-term borrowings	30,745	32,355	26,604	23,754
Lease liabilities	82,178	82,653	94,685	89,491

Total	113,064	115,149	121,312	113,268

The Group has assessed that the fair values of cash and cash equivalents, restricted bank deposits, trade receivables, trade and bills payables, financial assets included in prepayments and other receivables, financial liabilities included in other payables and accruals, short-term bank borrowings and short-term debentures approximate to their carrying amounts largely due to the short-term maturities of these instruments.
The fair values of the deposits relating to aircraft held under leases included in other non-current
assets, long-term borrowings and lease liabilities have been measured using significant observable inputs and calculated by discounting the expected future cash flows using rates currently available for instruments with similar terms, credit risk and remaining maturities.
The Group enters into derivative financial instruments, including forward currency contracts, fuel forward contracts and interest rate swaps with various counterparties, principally financial institutions with high credit ratings.
Derivative financial instruments are measured using valuation techniques similar to forward pricing and swap models, using present value calculations. The models incorporate various market observable inputs including the foreign exchange spot, forward rates, interest rate curves and fuel forward price. The carrying amounts of forward currency contracts, fuel forward contracts and interest rate swaps are the same as their fair values.
As at December 31, 2020, the marked to market value of the derivative asset position is net of a credit valuation adjustment attributable to derivative counterparty default risk. The changes in counterparty credit risk had no material effect on the hedge effectiveness assessment for derivatives designated in hedge relationship and other financial instruments recognized at fair value.
The fair values of listed equity investments are based on quoted market prices. The fair values of unlisted equity investments designated at fair value through other comprehensive income have been estimated using a market-based valuation technique based on assumptions that are not supported by observable market prices or rates. The valuation requires the directors to determine comparable public companies (peers) based on industry, size, leverage and strategy, and to calculate an appropriate price multiple, such as enterprise value to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple and price to earnings (“P/E”) multiple, for each comparable company identified. The multiple is calculated by dividing the enterprise value of the comparable company by an earnings measure. The trading multiple is then discounted for considerations such as illiquidity and size differences between the comparable companies based on company-specific facts and circumstances. The discounted multiple is applied to the corresponding earnings measure of the unlisted equity investments to measure the fair value. The directors believe that the estimated fair values resulting from the valuation technique, which are recorded in the consolidated statement of financial position, and the related changes in fair values, which are recorded in other comprehensive income, are reasonable, and that they were the most appropriate values at the end of the reporting period.
Set out below is a summary of the significant unobservable input to the valuation of financial instruments together with a quantitative sensitivity analysis as at December 31, 2020 and 2019:

	Valuation technique	Significant unobservable input	Range	Sensitivity of fair value to the input
Unlisted equity investments	Valuation multiples	Discount for lack of marketability	2020: 20% to 35% (2019: 20% to 35%)	1% (2019: 1%) increase/decrease in multiple would result in increase/ decrease in fair value by RMB5 million (2019: RMB11 million)
The discount for lack of marketability represents the amounts of premiums and discounts determined by the Group that market participants would take into account when pricing the investments.
Fair value hierarchy
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:
Assets and liabilities measured at fair value:

As at December 31, 2020
	Fair value measurement using
	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Assets
Equity investments designated at fair value through other comprehensive income	457	—	538	995
Derivative financial assets
- Forward fuel contracts	—	399	—	399
Financial asset at fair value through profit or loss	95	—	—	95

Total	552	399	538	1,489

Liabilities
Derivative financial liabilities
- Interest rate swaps	—	140	—	140
- Forward fuel contracts	—	1	—	1

Total	—	141	—	141

As at December 31, 2019

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Assets
Equity investments designated at fair value through other comprehensive income	496	—	778	1,274
Derivative financial assets
- Interest rate swaps	—	27	—	27
- Forward foreign currency contracts	—	43	—	43
Financial asset at fair value through profit or loss	121	—	—	121

Total	617	70	778	1,465

Liabilities
Derivative financial liabilities
- Interest rate swaps	—	10	—	10
- Forward foreign currency contracts	—	13	—	13

Total	—	23	—	23

During the year, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for both financial assets and financial liabilities (2019: Nil).

Assets and liabilities for which fair values are disclosed:
As at December 31, 2020

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Assets
Deposits relating to aircraft held under leases included in other non-current assets	—	142	—	142

	—	142	—	142

Liabilities
Long-term borrowings	4,936	27,419	—	32,355
Lease liabilities	—	82,653	—	82,653

	4,936	110,072	—	115,008

As at December 31, 2019

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Assets
Deposits relating to aircraft held under leases included in other non-current assets	—	148	—	148

	—	148	—	148

Liabilities
Long-term borrowings	2,897	20,857	—	23,754
Lease liabilities	—	89,491	—	89,491

	2,897	110,348	—	113,245